Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	$ 808	$ 616	$ 409
Trade receivables Current	1,504	1,305	1,287
Accounts payable Current	2,564	1,963	1,717
Revenues	18,757	13,682	9,690
Purchases and services	13,684	10,629	8,663
Current contract liabilities	77	130	81
Investment in financial assets Current	319	497	344
Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	4	4	6
Trade receivables Current	70	85	56
Accounts payable Current	58	51	42
Revenues	494	448	331
Purchases and services	383	253	188
Current contract liabilities		1	1
Investment in financial assets Current		8
Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	20	1	1
Trade receivables Current	9	7	6
Accounts payable Current	22	12	13
Revenues	83	67	48
Purchases and services	125	106	103
Net interest income (loss)		(1)
Joint Ventures and Associates [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	24	5	7
Trade receivables Current	79	92	62
Accounts payable Current	80	63	55
Revenues	577	515	379
Purchases and services	508	359	291
Net interest income (loss)		(1)
Current contract liabilities		1	1
Investment in financial assets Current		8
CDS [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current			2
Revenues		4	10
Net interest income (loss)		(1)
YPF Gas [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	2	1	1
Trade receivables Current	9	7	4
Accounts payable Current	3	2	2
Revenues	77	58	34
Purchases and services	9	8	5
Oldelval [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	18
Accounts payable Current	10	4	5
Revenues	1		1
Purchases and services	50	36	42
Termap [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	3	1	2
Purchases and services	21	19	18
GPA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	2	3
Purchases and services	17	18	16
Oiltanking [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	4	2	4
Purchases and services	28	25	22
Gas Austral S.A. [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Revenues	5	5	3
Profertil [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	8	11	8
Accounts payable Current	12	9	6
Revenues	76	56	70
Purchases and services	208	115	68
MEGA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	43	43	32
Accounts payable Current	1	6	3
Revenues	242	197	175
Purchases and services		13	31
Refinor [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	13	19	7
Accounts payable Current	3	1	1
Revenues	142	130	38
Purchases and services	35	15	10
YPF EE [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	4	4	5
Trade receivables Current	6	12	9
Accounts payable Current	40	33	30
Revenues	33	64	47
Purchases and services	126	100	70
Current contract liabilities		1	1
Investment in financial assets Current		8
OTA [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	0
Purchases and services	3
OLCLP [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	0	0	1
Trade receivables Current		0	0
Accounts payable Current	2	2	2
Revenues	1	1	1
Purchases and services	$ 11	8	8
CT Barragan [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Purchases and services		$ 2	$ 1